Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables
	December 31,
	2021	2020
	US$’000	US$’000
Trade payables	41,057	23,595
Accrued expenses	107,194	65,705
Social security costs and other taxes	1,483	936
Trade and other payables	149,734	90,236